Shareholder Report, Line Graph (Details) WE0000000002533A_Dimensional US Core Equity 1 ETF_Single_TSR Annual {Single} - USD ($)				12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Sep. 12, 2023	Oct. 31, 2025
Dimensional US Core Equity 1 ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Dimensional US Core Equity 1 ETF – NAV
Accumulated Value	$ 12,741	$ 9,336	$ 10,000	$ 14,937
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
Accumulated Value	$ 12,909	$ 9,365	$ 10,000	$ 15,596